Business acquisitions and divestments - Acquisitions and divestments of shares and participations affecting cash flow (Details) - SEK (kr) kr in Millions					12 Months Ended
	Nov. 05, 2018	Aug. 22, 2016	Jun. 21, 2016	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business acquisitions and divestments
Acquisitions of group companies					kr (6,400)	kr (8)	kr (2,877)
Mobile payment, Lithuania						(7)
Capital contribution to joint ventures and associated companies					(7)		(1)
Repayment of capital contributions from associated companies					1
ACQUISITION OF SHARES AND PARTICIPATIONS					(6,406)	(15)	(2,878)
Divestments of group companies						676	(2)
Associated companies and other securities							4
SALE OF SHARES AND PARTICIPATIONS						676	2
TOTAL CASH FLOW EFFECT					(6,406)	661	(2,876)
Tele2 Austria
Business acquisitions and divestments
Divestments of group companies						676
Other divestments
Business acquisitions and divestments
Divestments of group companies							(2)
Other divestments of other securities
Business acquisitions and divestments
Associated companies and other securities							4
Joint ventures and associated companies
Business acquisitions and divestments
ACQUISITION OF SHARES AND PARTICIPATIONS					(6)	(7)	(1)
COM HEM SWEDEN AB
Business acquisitions and divestments
Acquisitions of group companies	kr (6,400)				kr (6,400)
TDC, Sweden
Business acquisitions and divestments
Acquisitions of group companies			kr (2,910)			kr (8)	(2,910)
Altel, Kazakhstan
Business acquisitions and divestments
Acquisitions of group companies				kr 42			42
Kombridge, Sweden
Business acquisitions and divestments
Acquisitions of group companies		kr (9)					kr (9)